Eaton Vance
Greater China Growth Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 97.8%
Security	Shares	Value
China — 92.2%
Automobile Components — 2.0%
Fuyao Glass Industry Group Co. Ltd., Class H(1)	101,600	$ 683,686
		$ 683,686
Automobiles — 6.0%
Brilliance China Automotive Holdings Ltd.	1,780,000	$ 659,350
BYD Co. Ltd., Class H	23,500	775,008
Li Auto, Inc., Class A(2)	50,700	600,355
		$ 2,034,713
Banks — 16.9%
Bank of Jiangsu Co. Ltd., Class A	146,200	$ 183,495
China Construction Bank Corp., Class H	3,653,000	2,761,387
China Merchants Bank Co. Ltd., Class H	322,000	1,475,655
Industrial & Commercial Bank of China Ltd., Class H	1,172,000	690,888
Postal Savings Bank of China Co. Ltd., Class H(1)	1,107,000	630,348
		$ 5,741,773
Beverages — 1.6%
Kweichow Moutai Co. Ltd., Class A	2,500	$ 530,884
		$ 530,884
Broadline Retail — 5.0%
PDD Holdings, Inc. ADR(2)	17,480	$ 1,687,869
		$ 1,687,869
Construction & Engineering — 1.5%
China State Construction International Holdings Ltd.	378,000	$ 527,676
		$ 527,676
Diversified Telecommunication Services — 0.5%
China Tower Corp. Ltd., Class H(1)	1,290,000	$ 169,714
		$ 169,714
Electronic Equipment, Instruments & Components — 1.0%
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	13,376	$ 335,626
		$ 335,626
Security	Shares	Value
Entertainment — 1.9%
NetEase, Inc.	37,600	$ 654,471
		$ 654,471
Gas Utilities — 0.5%
Kunlun Energy Co. Ltd.	174,000	$ 164,641
		$ 164,641
Ground Transportation — 1.1%
Full Truck Alliance Co. Ltd. ADR	35,812	$ 358,478
		$ 358,478
Health Care Equipment & Supplies — 0.7%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,500	$ 235,886
		$ 235,886
Hotels, Restaurants & Leisure — 13.8%
H World Group Ltd.	25,600	$ 81,877
Luckin Coffee, Inc. ADR(2)	23,275	513,214
Meituan, Class B(1)(2)	106,510	2,246,240
Trip.com Group Ltd.(2)	22,700	1,475,317
Yum China Holdings, Inc.	8,350	383,203
		$ 4,699,851
Household Durables — 2.0%
Gree Electric Appliances, Inc., Class A	86,046	$ 502,741
Midea Group Co. Ltd.(2)	20,700	184,484
		$ 687,225
Insurance — 1.8%
PICC Property & Casualty Co. Ltd., Class H	394,000	$ 598,105
		$ 598,105
Interactive Media & Services — 23.1%
Kanzhun Ltd. ADR	12,461	$ 168,224
Tencent Holdings Ltd.	148,900	7,688,298
		$ 7,856,522
Life Sciences Tools & Services — 1.2%
WuXi Biologics Cayman, Inc.(1)(2)	203,500	$ 392,385
		$ 392,385
Machinery — 0.9%
CRRC Corp. Ltd., Class H	545,000	$ 319,251
		$ 319,251

Eaton Vance
Greater China Growth Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining — 1.0%
Zijin Mining Group Co. Ltd., Class H	180,000	$ 348,830
		$ 348,830
Oil, Gas & Consumable Fuels — 2.7%
China Shenhua Energy Co. Ltd., Class H	137,500	$ 571,647
PetroChina Co. Ltd., Class H	480,000	341,699
		$ 913,346
Personal Care Products — 0.7%
Proya Cosmetics Co. Ltd., Class A	18,020	$ 229,767
		$ 229,767
Real Estate Management & Development — 2.3%
KE Holdings, Inc. ADR	42,124	$ 794,037
		$ 794,037
Technology Hardware, Storage & Peripherals — 2.1%
Xiaomi Corp., Class B(1)(2)	202,400	$ 728,322
		$ 728,322
Textiles, Apparel & Luxury Goods — 0.9%
ANTA Sports Products Ltd.(3)	29,800	$ 297,589
		$ 297,589
Transportation Infrastructure — 1.0%
China Merchants Port Holdings Co. Ltd.	222,000	$ 352,001
		$ 352,001
Total China (identified cost $23,134,882)		$31,342,648
Hong Kong — 5.6%
Marine Transportation — 5.6%
TS Lines Ltd.(2)	3,382,000	$ 1,886,277
Total Hong Kong (identified cost $1,836,900)		$ 1,886,277
Total Common Stocks (identified cost $24,971,782)		$33,228,925

Short-Term Investments — 0.0%(4)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.58%(5)	8,973	$ 8,973
Total Short-Term Investments (identified cost $8,973)		$ 8,973
Total Investments — 97.8% (identified cost $24,980,755)		$33,237,898
Other Assets, Less Liabilities — 2.2%		$ 742,328
Net Assets — 100.0%		$33,980,226
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2024, the aggregate value of these securities is $4,850,695 or 14.3% of the Fund's net assets.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at November 30, 2024. The aggregate market value of securities on loan at November 30, 2024 was $282,710 and the total market value of the collateral received by the Fund was $295,018, comprised of U.S. government and/or agencies securities.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2024.
Abbreviations:
ADR	– American Depositary Receipt

Eaton Vance
Greater China Growth Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2024.
Affiliated Investments
At November 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $8,973, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$707,855	$1,587,647	$(2,286,529)	$ —	$ —	$8,973	$2,765	8,973
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 168,224	$ 8,512,483	$ —	$ 8,680,707
Consumer Discretionary	2,385,567	7,705,366	—	10,090,933
Consumer Staples	—	760,651	—	760,651
Energy	—	913,346	—	913,346
Financials	—	6,339,878	—	6,339,878
Health Care	—	628,271	—	628,271
Industrials	2,244,755	1,198,928	—	3,443,683
Information Technology	—	1,063,948	—	1,063,948
Materials	—	348,830	—	348,830
Real Estate	794,037	—	—	794,037
Utilities	—	164,641	—	164,641
Total Common Stocks	$5,592,583	$27,636,342*	$ —	$33,228,925
Short-Term Investments	$ 8,973	$ —	$ —	$ 8,973
Total Investments	$5,601,556	$27,636,342	$ —	$33,237,898
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance
Greater China Growth Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Securities Lending— The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities. The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. The securities lending transactions outstanding at November 30, 2024 have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.